Investment Objectives and Goals	Oct. 31, 2025
Palmer Square Income Plus Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — PALMER SQUARE INCOME PLUS FUND
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Palmer Square Income Plus Fund (the “Fund”) is income.
Objective, Secondary [Text Block]	A secondary objective of the Fund is capital appreciation.
Palmer Square Ultra-Short Duration Investment Grade Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — PALMER SQUARE ULTRA-SHORT DURATION INVESTMENT GRADE FUND
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Palmer Square Ultra-Short Duration Investment Grade Fund (the “Fund”) is to seek income.
Objective, Secondary [Text Block]	A secondary objective of the Fund is to seek capital appreciation.